DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT
8. DEBT

Debt is as follows:

	December 31,
	2013	2012

Promissory note dated December 17, 2002, issued to an accredited investor, maturing September 28, 2003, bearing interest at the rate of 10% per annum. The note is now due on demand. The holder of the note is entitled to convert all or a portion of the principal and interest at any time after the maturity date into shares of common stock of the Company at a price equal to $8.00/share of the principal. The note was paid off in September 2013.	$-	$25,000

Convertible Promissory Note to an accredited investor dated May 20, 2003, maturing May 20, 2004, now due on demand, bearing interest at a rate 8% per annum payable in restricted shares of common stock. The Note is convertible at the option of the holder into common stock at the rate of $20.00 per share.	30,000	30,000

One demand loan extended by an investor in March 2004 and January 2005, bearing interest at 12% per year, now due on demand. Principal in the amount of $5,000 was paid in September 2013.	10,000	15,000

One promissory note issued to an accredited investors in May 2006, originally maturing in June 2006, due on demand. The note carried interest at the rate of 10% per year and is convertible into common shares at the rate of $20.00 /share. The note was acquired by a new investor and a new note was issued for the principal and accrued interest in August 2013.	-	25,000

Two promissory notes issued to three accredited investors in September 2006, maturing at various dates between November 30, 2006 and January 31, 2007, now due on demand. The notes carried interest at the rate of 10% per year until maturity and thereafter are subject to a rate of 14% per year, and are convertible into common shares at the rate of $20.00 /share. One note was converted as of September 2, 2011 into common stock at the conversion price of $0.352 per share.	48,000	48,000

Two promissory notes issued to three accredited investors in October 2006, maturing on January 31, 2007, now due on demand. The notes carried interest at the rate of 10% per year until maturity and thereafter are subject to a rate of 14% per year, and are convertible into common shares at the rate of $20.00 /share. One note was converted as of September 2, 2011 into common stock at the conversion price of $0.352 per share.	44,000	44,000

One promissory note issued to an accredited investors in January 2007, maturing on March 31, 2007, now due on demand. The notes carried interest at the rate of 10% per year until maturity and thereafter are subject to a rate of 14% per year, and are convertible into common shares at the rate of $20.00 /share.	75,000	75,000

One promissory note issued to an accredited investor in May 2007, maturing on September 30, 2007, now due on demand. The note carried interest at the rate of 10% per year until maturity and thereafter is subject to a rate of 12% per year. The note calls for the interest payable in common stock, calculated at $8.00 per share. The note is convertible into common shares at the rate of $8.00 /share.	25,000	25,000

Promissory note, originally in the amount of $2,710,563 issued to a service provider, due on July 31, 2008. The note carried interest at the rate of 10% per year compounded monthly. In November 2009, the creditor and the Company entered into an agreement whereby, against payment of $110,000 in cash, the principal amount of the note was reduced to $400,000.	400,000	400,000

Two promissory notes, issued in November 2009 as part of a series of debt restructuring transactions whereby existing promissory notes, most of which were past due or payable on demand, and interest accrued thereon were exchanged into Units at the rate of 1 :1 between old note principal plus accrued interest to Unit price, at a price of $100,000 per Unit. Each Unit consisted of a 30 month promissory note for $100,000, carrying interest at 15% per year and 100 shares of Series F Convertible Preferred Stock, whereby every “F” share was converted into 120,000 common shares on April 20, 2010. The notes and interest accrued thereon are repayable in five quarterly installments beginning 18 months after issue. Six of the notes converted in September 2011 into Series G Convertible Preferred Stock at the rate of one share of G Preferred per $73.50 of principal and accrued interest. The Unit Note holders were entitled to a reduced conversion rate of one share of Series G Preferred per $50 of debt if they invested an amount equal to 25% of the principal amount of such holder’s Unit Note in the Series G Preferred equity offering. In April 2013, $67,021 of principal plus accrued interest was converted into 2,044 shares of Series G Preferred Stock, realizing a gain of $46,978.
	85,726	152,747

One promissory note issued to an accredited investor in March 2012, maturing September 23, 2013. The note carries interest at the rate of 10% per year until maturity and is payable quarterly in common stock valued at $0.20 per share. The note is convertible into common shares at the rate of $0.20 share. The note plus accrued interest was paid off in September 2013.	-	25,000

Four promissory notes issued to an accredited investor in June and July 2012, maturing eight months after issuance. The notes carry interest at the rate of 24% per year. The notes and accrued interest were repaid in January 2013.	-	100,000

One promissory note issued to an accredited investor in November 2012, maturing three months after issuance. The note carries interest at the rate of 24% per year. The note and accrued interest were repaid in January 2013.	-	100,022

One promissory note issued to an accredited investor in December 2012, maturing one month after issuance. The note carries interest at the rate of 24% per year. The note and accrued interest were repaid in January 2013.	-	50,000

One promissory note was issued as Senior Secured Convertible Notes in September 2011 as part of the Debt Reorganization and Financing Agreement dated July 14, 2011. The note is convertible into Series G Preferred Stock. The note bears interest at 10% per year and matures on March 31, 2015.	29,606	29,606

Five promissory notes issued to accredited investors in March and April 2012, maturing thirty-six months after issuance. The note carries interest at the rate of 10% per year until maturity and are payable quarterly in common stock valued at $0.20 per share. The notes are convertible into common shares at the rate of $0.20 share. One note in the principal amount of $25,000 was paid off in January 2013.	74,306	39,584

Two promissory notes issued to an accredited investor in March 2013, maturing twelve months after issuance. The notes carry interest at the rate of 15% per year until maturity. The notes are convertible into common shares at the rate of $0.25/ share.	97,924	-

Four notes issued to an accredited investor in April, May and June 2013, maturing between eight to twelve months after issuance. The notes carry interest at the rate of 15% per year until maturity. The notes and accrued interest were repaid in January 2014.	191,551	-

One promissory note issued to an accredited investor in May 2013, maturing ten months after issuance. The note carries interest at the rate of 15% per year until maturity. The note is convertible into common shares at the rate of $0.20/ share.	96,012	-

One promissory note issued to an accredited investor in May 2013, maturing nine months after issuance. The note carries interest at the rate of 15% per year until maturity. The note and accrued interest was repaid in February 2014.	95,948	-

One promissory note re-issued to an accredited investor in August 2013, maturing seven months after re-issuance. The note carries interest at the rate of 10% per year until maturity. The note and accrued interest was repaid in January 2014.	53,000	-

One promissory note issued to an accredited investor in August 2013, maturing six months after issuance. The note carries interest at the rate of 15% per year until maturity.	24,197	-

Total Debt	1,380,270	1,183,959

Less short-term portion	1,276,358	1,144,375

Long-term portion	$103,912	$39,584

Included in total debt as of December 31, 2013 and 2012 of $1,380,270 and $1,183,959 is an unamortized debt discount of $70,062 and $135,417, respectively.

Debt to affiliates is as follows:

	December 31,
	2013	2012

Promissory note issued to an accredited investor in March 2009. The note was due on September 26, 2009 and carrying interest at 24% per year.	$33,000	$33,000

Promissory note issued to an accredited investor in July 2009. The note was due on October 28, 2009 and carrying interest at 36% per year.	16,600	16,600

Purchase order financing note issued in May 2010, carry interest at 24% per year and due on demand.	100,000	100,000

One demand promissory note issued to an accredited investor in March 2012. The note carries interest at the rate of 12% per year and is payable quarterly in common stock valued at $0.20 per share. The note is convertible into common shares at the rate of $0.20 share. The note and accrued interest were repaid in January 2013.	-	75,000

Eight promissory notes issued to accredited investors in June through September 2012, maturing eight months after issuance. The notes carry interest at the rate of 24% per year. The notes and accrued interest were repaid in January 2013.	-	264,000

One promissory note issued to an accredited investor in October 2012 maturing four months after issuance. The notes carry interest at the rate of 24% per year. The note and accrued interest were repaid in January 2013.	-	500,000

Two promissory notes issued to accredited investors in December 2012 maturing one month after issuance. The notes carry interest at the rate of 24% per year. The note and accrued interest were repaid in January 2013.	-	27,500

 Long-Term Debt to affiliates is as follows:

	December 31,
	2013	2012
Four promissory notes were issued as Senior Secured Convertible Notes in September 2011 as part of the Debt Reorganization and Financing Agreement dated July 14, 2011. The notes are convertible into common shares at a rate of $0.20/share. The notes bear interest at 10% per year and mature on March 31, 2015.	$1,425,522	$1,425,522

Eight promissory notes issued to accredited investors in May through August 2013, maturing six to nine months after issuance. The notes carry interest at the rate of 15% per year.	2,104,584	-

Four promissory notes issued to accredited investors in July 2013, maturing seven months after issuance. The notes carry interest at the rate of 12% per year.	589,544	-

Total debt to affiliates	4,269,250	2,441,622

Less short-term portion due to affiliates	2,843,728	2,441,622

Total Long-Term Debt to affiliates	$1,425,522	$-

Included in total debt as of December 31, 2013 and 2012 of $4,269,250 and $2,441,622 is an unamortized debt discount of $82,560 and $0, respectively.

The following is a schedule of future minimum debt payments as of December 31, 2013:

Year Ending December 31,
2014	$4,269,250
2015	1,380,270
Total minimum payments required	$5,649,520

During 2012, the Company issued convertible debt with a carrying value of $391,000. The convertible debt included warrants and derivatives valued at approximately $1,100,000. The Company recorded a debt discount of $391,000 and a loss from warrants/derivative issued with debt greater than debt carrying value totaling $736,000.

2013 Modification of Debt

The following debt instruments were modified in 2013. The modification of debt included the addition of a conversion feature therefore requiring the Company to record the transaction in accordance with ASC 470 “Debt” modification of debt accounting.

At December 31, 2013, the Company had promissory notes issued to four affiliated investors with an outstanding balance of $1,455,128, which were due on demand. As of December 31, 2013, the Company reached an agreement with the investors to extend the debt for fifteen months. At the date of extension, the debt payable was $1,455,128.  The fair value of the new debt is $1,096,487, which includes the fair value of the conversion feature of $358,641.  The conversion rate on the new convertible note is $0.20 per share of common stock.  As of December 31, 2013 the loss on debt modification of $358,641 has been included in the accompanying Statement of Stockholders’ Deficit.